Leases - Future Payment Due Under Operating Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Feb. 28, 2022
Leases [Abstract]
2024	$ 2,080
2025	2,128
2026	2,190
2027	2,256
2028	2,322
2029 and thereafter	2,995
Total undiscounted lease payments	13,971
Less effects of discounting	(2,582)
Operating lease liabilities	$ 11,389	$ 12,100	$ 9,700